UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Gold and Precious Metals Fund
Class A [FKRCX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Franklin Gold and Precious Metals Fund returned 54.78%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Franklin Gold and Precious Metals Fund	PAGE 1	132-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	54.78	6.88	13.88
Class A (with sales charge)	46.23	5.68	13.23
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	132-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	132-ATSR-0925

Franklin Gold and Precious Metals Fund
Class C [FRGOX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$206	1.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Franklin Gold and Precious Metals Fund returned 53.71%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Franklin Gold and Precious Metals Fund	PAGE 1	232-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	53.71	6.09	13.03
Class C (with sales charge)	52.71	6.09	13.03
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	232-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	232-ATSR-0925

Franklin Gold and Precious Metals Fund
Class R6 [FGPMX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$69	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Franklin Gold and Precious Metals Fund returned 55.33%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Franklin Gold and Precious Metals Fund	PAGE 1	364-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	55.33	7.27	14.34
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	364-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	364-ATSR-0925

Franklin Gold and Precious Metals Fund
Advisor Class [FGADX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 55.25%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 42.90% and 16.33%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Favorable stock selection buoyed the Fund’s core holdings in gold-focused mining companies (covering more than 80% of the portfolio), which collectively outperformed the benchmark FTSE Gold Mines Index by a wide margin; their combined gain also topped the 36.5% rise in physical gold prices as the metal ascended to all-time nominal highs.

↑
Many smaller, single-asset and development-stage mining companies, a key feature of our long-term investment strategy, exhibited leveraged responses to gold’s rally and posted some of the largest one-year gains, including key contributors Skeena Resources, Pantoro Gold and Artemis Gold.

↑
Lighter-than-index positions in large-cap laggards such as Barrick Mining, Newmont and Northern Star Resources, as well as off-benchmark exposures to companies operating in three outperforming industries: silver, precious metals and minerals, and diversified metals and mining.

Top detractors from performance:
↓
Several off-benchmark or overweighted gold-mining stocks bucked the dominant uptrend and sold off, including Ascot Resources, Bellevue Gold, Emerald Resources, Vault Minerals, Galiano Gold and Liberty Gold; among these holdings, Ascot shed the most equity value as the company was forced to stop development of its flagship asset due to labor issues and a funding shortfall.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index return, including Agnico Eagle Mines and AngloGold Ashanti, along with a lack of exposure to index component companies like Kinross Gold, Lundin Gold and other “detractors of omission” that posted significant rallies.

↓
Outside the gold industry, relative returns were curbed by substantial declines for Aya Gold & Silver in the silver industry, Platinum Group Metals in precious metals and minerals, and about a dozen small portfolio positions in diversified metals and mining.

Franklin Gold and Precious Metals Fund	PAGE 1	632-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	55.25	7.15	14.17
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	6.12
FTSE Gold Mines Index	42.90	4.89	16.10
S&P 500 Index	16.33	15.88	13.66
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,477,532,051
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$5,775,785
Portfolio Turnover Rate	22.76%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	632-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	632-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $58,851 in July 31, 2024 and $77,384 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in July 31, 2024 and $11,000 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $303,638 in July 31, 2024 and $359,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Gold and Precious
Metals Fund
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 29
Tax Information 30
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.02 $17.42 $16.40 $24.23 $28.04
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.04) 0.09 0.10 0.13 0.04
Net realized and unrealized gains (losses) ........... 9.68 3.03 0.92 (5.90) (1.20)
Total from investment operations .................... 9.64 3.12 1.02 (5.77) (1.16)
Less distributions from:
Net investment income .......................... (2.32) (0.52) — (2.06) (2.65)
Net asset value, end of year ....................... $27.34 $20.02 $17.42 $16.40 $24.23
Total return
c
................................... 54.78% 18.56% 6.22% (25.63)% (3.80)%
Ratios to average net assets
Expenses
d
.................................... 0.87% 0.92%
e
0.92%
e
0.88% 0.90%
e
Net investment income (loss) ...................... (0.17)% 0.55% 0.58% 0.58% 0.17%
Supplemental data
Net assets , end of year (000’s) ..................... $952,566 $690,180 $679,841 $656,071 $921,127
Portfolio turnover rate ............................ 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.50 $15.29 $14.50 $21.71 $25.42
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.03) (0.02) (0.03) (0.13)
Net realized and unrealized gains (losses) ........... 8.34 2.64 0.81 (5.23) (1.09)
Total from investment operations .................... 8.16 2.61 0.79 (5.26) (1.22)
Less distributions from:
Net investment income .......................... (2.18) (0.40) — (1.95) (2.49)
Net asset value, end of year ....................... $23.48 $17.50 $15.29 $14.50 $21.71
Total return
c
................................... 53.71% 17.62% 5.45% (26.18)% (4.53)%
Ratios to average net assets
Expenses
d
.................................... 1.62% 1.67%
e
1.67%
e
1.63% 1.65%
e
Net investment (loss) ............................ (0.92)% (0.18)% (0.15)% (0.17)% (0.59)%
Supplemental data
Net assets , end of year (000’s) ..................... $61,727 $47,302 $51,872 $58,538 $93,615
Portfolio turnover rate ............................ 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.10 $19.17 $17.98 $26.32 $30.20
Income from investment operations
a
:
Net investment income
b
......................... 0.03 0.16 0.17 0.22 0.13
Net realized and unrealized gains (losses) ........... 10.82 3.35 1.02 (6.45) (1.28)
Total from investment operations .................... 10.85 3.51 1.19 (6.23) (1.15)
Less distributions from:
Net investment income .......................... (2.39) (0.58) — (2.11) (2.73)
Net asset value, end of year ....................... $30.56 $22.10 $19.17 $17.98 $26.32
Total return .................................... 55.33% 19.01% 6.62% (25.36)% (3.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.63% 0.64% 0.64% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.54% 0.55%
c
0.53%
c
0.52% 0.56%
c
Net investment income ........................... 0.13% 0.87% 0.94% 0.94% 0.49%
Supplemental data
Net assets , end of year (000’s) ..................... $93,299 $50,087 $40,916 $30,969 $25,458
Portfolio turnover rate ............................ 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.76 $18.89 $17.74 $26.00 $29.88
Income from investment operations
a
:
Net investment income
b
......................... 0.02 0.14 0.15 0.20 0.11
Net realized and unrealized gains (losses) ........... 10.64 3.29 1.00 (6.36) (1.28)
Total from investment operations .................... 10.66 3.43 1.15 (6.16) (1.17)
Less distributions from:
Net investment income .......................... (2.37) (0.56) — (2.10) (2.71)
Net asset value, end of year ....................... $30.05 $21.76 $18.89 $17.74 $26.00
Total return .................................... 55.25% 18.81% 6.48% (25.42)% (3.59)%
Ratios to average net assets
Expenses
c
..................................... 0.62% 0.67%
d
0.67%
d
0.63% 0.65%
d
Net investment income ........................... 0.06% 0.79% 0.83% 0.84% 0.41%
Supplemental data
Net assets , end of year (000’s) ..................... $369,940 $240,439 $236,987 $239,115 $307,110
Portfolio turnover rate ............................ 22.76% 14.50% 12.92% 17.60% 18.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments, July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 98.1%
Copper 0.7%
a
Faraday Copper Corp. ................................. Canada 4,011,068 $ 3,213,254
a
Imperial Metals Corp. .................................. Canada 1,625,330 4,727,252
a
SolGold plc .......................................... Australia 16,000,000 2,110,927
10,051,433
Diversified Metals & Mining 7.6%
a
AbraSilver Resource Corp. .............................. Canada 940,000 3,568,418
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 411,060
a
Andean Silver Ltd. ..................................... Australia 4,732,891 3,686,549
a
Antipa Minerals Ltd. ................................... Australia 13,000,000 4,511,403
a
Arizona Metals Corp. ................................... Canada 150,000 84,440
a,b
Arizona Metals Corp. , 144A .............................. Canada 2,294,000 1,291,368
a
AuMega Metals Ltd. , ( AUD Traded) ........................ Australia 10,813,044 243,215
a
AuMega Metals Ltd. , ( CAD Traded) ........................ Australia 20,000,000 505,196
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 695,634
a
Bravo Mining Corp. .................................... Canada 2,830,000 6,209,007
a,b
Bravo Mining Corp. , 144A ............................... Canada 415,000 910,508
a
Cerro de Pasco Resources, Inc. .......................... Canada 7,400,000 2,323,600
a
Chalice Mining Ltd. .................................... Australia 2,522,810 2,546,803
a
Collective Mining Ltd. .................................. Canada 700,000 6,345,266
a
Contango ORE, Inc. ................................... United States 156,457 2,916,358
a
Great Pacific Gold Corp. ................................ Canada 6,898,700 1,742,599
a
Ivanhoe Electric, Inc. ................................... United States 413,200 3,950,192
a
Magna Mining, Inc. .................................... Canada 4,040,000 5,044,169
a
Max Resource Corp. ................................... Canada 6,000,000 173,210
a
Meridian Mining UK Societas ............................. Netherlands 7,700,000 4,445,727
a
Minerals 260 Ltd. ..................................... Australia 97,800,000 6,913,629
a
Nevada King Gold Corp. ................................ Canada 14,000,000 1,616,628
a,b
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 7,930,000 7,039,478
a,c,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 50,146
a
Prime Mining Corp. .................................... Canada 6,090,000 10,240,834
a
Sable Resources Ltd. .................................. Canada 12,000,000 303,118
a
Vior, Inc. ............................................ Canada 17,700,000 1,405,167
a
Vizsla Silver Corp. , ( CAD Traded) ......................... Canada 3,367,000 9,987,276
a,b
Vizsla Silver Corp. , ( CAD Traded) , 144A .................... Canada 5,359,000 15,895,995
a
Vizsla Silver Corp. , ( USD Traded) ......................... Canada 1,054,100 3,099,054
a
Western Copper & Gold Corp. ............................ Canada 3,160,000 3,854,215
112,010,262
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 87,400
a
Gold 81.7%
Agnico Eagle Mines Ltd. , ( CAD Traded) ..................... Canada 54,659 6,785,432
Agnico Eagle Mines Ltd. , ( USD Traded) ..................... Canada 409,000 50,863,240
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 958,316 23,287,023
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 1,014,500 24,652,350
a
Allied Gold Corp. ...................................... Canada 955,869 12,251,901
a
Amaroq Ltd. ......................................... Canada 2,800,000 2,773,365
Anglogold Ashanti plc .................................. United Kingdom 990,603 45,815,389
a
Artemis Gold, Inc. ..................................... Canada 1,256,800 22,993,562
a,c,d
Asante Gold Corp. , 144A ................................ Canada 7,155,500 7,988,081
a
Asara Resources Ltd. .................................. Australia 18,988,800 646,767
a,e
Ascot Resources Ltd. .................................. Canada 123,364,100 6,232,309
a
Atex Resources, Inc. ................................... Canada 10,370,000 14,743,721
a
Aurum Resources Ltd. ................................. Australia 8,500,000 2,594,699
a
Ausgold Ltd. ......................................... Australia 15,466,666 5,383,949
a
Awale Resources Ltd. , ( CAD Traded) ...................... Canada 3,500,000 1,237,731
B2Gold Corp. ........................................ Canada 6,483,694 21,805,726

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,e
Banyan Gold Corp. .................................... Canada 22,517,629 $ 5,484,772
Barrick Mining Corp. ................................... Canada 2,258,383 47,697,049
a
Bellevue Gold Ltd. ..................................... Australia 22,144,000 11,414,921
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 707,275
a,b
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 767,898
a
Black Cat Syndicate Ltd. ................................ Australia 30,426,504 15,610,325
a
Brightstar Resources Ltd. ............................... Australia 12,122,000 3,298,527
a
Calibre Mining Corp. ................................... Canada 2,883,535 17,564,255
a
Catalyst Metals Ltd. ................................... Australia 7,188,915 23,300,445
a
Dakota Gold Corp. .................................... United States 1,916,300 6,898,680
a
Eldorado Gold Corp. ................................... Turkiye 369,724 7,575,393
a
Emerald Resources NL ................................. Australia 6,925,000 15,199,587
Endeavour Mining plc .................................. Ivory Coast 1,083,114 32,518,434
a
Equinox Gold Corp. , ( CAD Traded) ........................ Canada 3,918,236 23,866,850
a
Equinox Gold Corp. , ( USD Traded) ........................ Canada 550,000 3,355,000
a
Falcon Metals Ltd. ..................................... Australia 8,658,720 2,697,018
a
Felix Gold Ltd. ....................................... Australia 16,056,000 1,642,118
a,c,d
Firefinch Ltd. ......................................... Australia 18,028,500 637,231
a
FireFly Metals Ltd. .................................... Australia 9,137,185 6,025,409
a
Founders Metals, Inc. .................................. Canada 1,910,000 4,548,932
a
G Mining Ventures Corp. ................................ Canada 4,710,312 55,207,467
a
Galiano Gold, Inc. ..................................... Canada 5,207,219 6,914,898
a
Genesis Minerals Ltd. .................................. Australia 7,146,549 16,785,544
a
Geopacific Resources Ltd. .............................. Australia 147,178,634 2,648,362
Gold Fields Ltd. ....................................... South Africa 439,800 10,725,372
a
Goldshore Resources, Inc. .............................. Canada 14,643,960 4,438,845
a
Greatland Resources Ltd. ............................... Australia 9,343,750 29,862,373
a
Greenheart Gold, Inc. .................................. Canada 3,775,000 1,689,160
a
Greenheart Gold, Inc. .................................. Canada 137,500 61,526
a,e
Heliostar Metals Ltd. ................................... Canada 17,967,500 14,523,383
Hochschild Mining plc .................................. Peru 2,588,520 9,513,002
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 7,513,320 11,332,880
a
Integra Resources Corp. , ( USD Traded) .................... Canada 740,000 1,065,600
a
K92 Mining, Inc. ...................................... Canada 1,911,571 19,852,415
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 3,964,220
a,e
Liberty Gold Corp. ..................................... Canada 16,329,800 4,007,024
a,b,e
Liberty Gold Corp. , 144A ................................ Canada 11,389,100 2,794,669
a
Lion One Metals Ltd. ................................... Canada 2,623,625 492,308
a
Medallion Metals Ltd. .................................. Australia 20,570,000 3,153,773
a
Meeka Metals Ltd. ..................................... Australia 107,559,186 9,603,753
a,c,d,e
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 4,788,740 14,930,252
a
New Gold, Inc. ....................................... Canada 4,890,000 20,489,100
a
New Murchison Gold Ltd. ............................... Australia 264,809,124 2,893,053
a,e
Newcore Gold Ltd. .................................... Canada 15,187,500 6,138,135
Newmont Corp. ....................................... United States 344,614 21,400,529
Newmont Corp. , CDI ................................... United States 867,765 53,524,669
Northern Star Resources Ltd. ............................ Australia 1,265,782 12,575,963
OceanaGold Corp. .................................... Australia 774,496 10,536,410
a
Omai Gold Mines Corp. ................................. Canada 21,750,000 12,086,822
a
Onyx Gold Corp. ...................................... Canada 1,950,000 2,448,759
a
Onyx Gold Corp. ...................................... Canada 1,400,750 1,759,025
a
Ora Banda Mining Ltd. ................................. Australia 33,757,692 13,992,305
a
Orla Mining Ltd. ...................................... Canada 2,371,364 22,077,508
a,b
Orla Mining Ltd. , 144A .................................. Canada 1,940,000 18,061,490
a
Osisko Development Corp. .............................. Canada 985,000 2,125,541
a,b
Osisko Development Corp. , 144A ......................... Canada 804,049 1,735,066
Pan American Silver Corp. .............................. Canada 148,021 3,998,575

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Pantoro Gold Ltd. ..................................... Australia 12,405,615 $ 28,944,718
Perseus Mining Ltd. ................................... Australia 19,601,211 40,921,614
a
Predictive Discovery Ltd. ................................ Australia 52,357,421 14,164,331
a
Probe Gold, Inc. ...................................... Canada 6,631,600 10,194,362
a,c,d
Probe Gold, Inc. , 144A ................................. Canada 1,550,000 2,349,235
Ramelius Resources Ltd. ............................... Australia 9,535,795 15,443,010
a
Resolute Mining Ltd. ................................... Australia 21,682,892 8,547,846
a
Rio2 Ltd. ............................................ Canada 4,730,000 5,120,525
a
Robex Resources, Inc. ................................. Canada 4,500,000 10,944,717
a
Robex Resources, Inc. , CDI ............................. Canada 1,275,000 2,908,795
a,e
RTG Mining, Inc. ...................................... Australia 4,167,708 75,197
a,e
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 1,378,277
a
Rupert Resources Ltd. ................................. Canada 1,000,000 3,572,460
a,e
Saturn Metals Ltd. ..................................... Australia 26,336,957 7,181,760
a
Sitka Gold Corp. ...................................... Canada 8,850,000 4,598,730
a
Skeena Resources Ltd. ................................. Canada 1,636,899 23,036,613
a
Snowline Gold Corp. ................................... Canada 1,000,000 6,892,321
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 2,661,090 8,872,861
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 2,792,272 9,725,938
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 337,336 99,818
a,b
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 4,847,840
a,b
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 2,959,007
a
St. Barbara Ltd. ....................................... Australia 29,308,021 5,046,062
a
STLLR Gold, Inc. ..................................... Canada 325,000 185,299
a,b
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 2,491,562
a
Talisker Resources Ltd. ................................. Canada 5,880,000 2,164,261
a
Tolu Minerals Ltd. ..................................... Australia 6,840,000 3,802,303
a
Torex Gold Resources, Inc. .............................. Canada 1,064,000 29,971,074
a,b
Torex Gold Resources, Inc. , 144A ......................... Canada 180,000 5,070,294
a
Torque Metals Ltd. .................................... Australia 9,113,732 1,405,666
a
Troilus Gold Corp. ..................................... Canada 18,125,000 7,717,776
a
Turaco Gold Ltd. ...................................... Australia 10,276,530 2,817,001
a
Vault Minerals Ltd. .................................... Australia 51,333,903 11,883,766
a
West African Resources Ltd. ............................. Australia 3,554,984 5,322,524
a
Westgold Resources Ltd. ............................... Australia 4,300,000 7,020,987
a,c,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 257,031
1,208,210,721
Precious Metals & Minerals 4.6%
a,e
Aurion Resources Ltd. .................................. Canada 7,475,000 4,261,872
a
Impala Platinum Holdings Ltd. ............................ South Africa 1,180,000 11,152,677
a
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 1,001,100 9,330,252
Northam Platinum Holdings Ltd. .......................... South Africa 624,019 7,167,979
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 2,220,458 3,301,200
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,068,243 3,102,364
a,b
Platinum Group Metals Ltd. , ( USD Traded) , 144A ............. South Africa 36,628 54,456
a
Sierra Madre Gold and Silver Ltd. ......................... Canada 6,850,000 3,460,595
a,c
SUA Holdings Ltd. ..................................... Canada 13,426,000 494,686
a
TDG Gold Corp. ...................................... Canada 4,857,000 2,138,258
a,b
TDG Gold Corp. , 144A ................................. Canada 5,370,000 2,364,102
a,c,d
TDG Gold Corp. , 144A ................................. Canada 3,130,200 1,282,738
a,e
Thesis Gold, Inc. ...................................... Canada 15,614,053 10,479,986
a,c,d,e
Thesis Gold, Inc. , 144A ................................. Canada 1,000,000 646,956
Valterra Platinum Ltd. .................................. South Africa 98,556 4,426,142
a
Vizsla Royalties Corp. .................................. Canada 1,757,266 3,436,916
a,b
Vizsla Royalties Corp. , 144A ............................. Canada 483,334 945,320
68,046,499

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Research & Consulting Services 0.1%
a
Chrysos Corp. Ltd. .................................... Australia 465,000 $ 1,508,126
a
Silver 3.4%
a
Aya Gold & Silver, Inc. .................................. Canada 815,000 6,946,558
a
Discovery Silver Corp. .................................. Canada 5,616,700 13,093,202
a
GoGold Resources, Inc. ................................ Canada 10,512,808 15,326,120
a
Silver Mines Ltd. ...................................... Australia 35,300,000 2,914,677
a,f
Silver Mountain Resources, Inc. .......................... Canada 893,333 954,195
a,e
Silver Tiger Metals, Inc. ................................. Canada 2,501,500 992,945
a,b,e
Silver Tiger Metals, Inc. , 144A ............................ Canada 24,508,500 9,728,403
49,956,100
Total Common Stocks (Cost $ 884,302,233 ) .....................................
1,449,870,541
Rights
a a
Rights 0.0%
†
Gold 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 425,823
Total Rights (Cost $ 856,772 ) ..................................................
425,823
Warrants
a a a
Warrants 0.6%
Diversified Metals & Mining 0.1%
a,c,d
Cerro de Pasco Resources Sucursal del Peru , 144A, 11/14/26 .... Canada 3,700,000 246,116
a,c,d
Contango ORE, Inc. , 6/11/27 ............................. United States 25,000 58,252
a,c,d
Great Pacific Gold Corp. , 144A, 7/03/28 .................... Canada 3,449,350 160,351
a,c
Ivanhoe Electric, Inc. , 2/14/26 ............................ United States 214,300 663,713
a,c,d
Vior, Inc. , 144A, 2/27/27 ................................ Canada 17,700,000 159,691
1,288,123
Gold 0.4%
a,c,d,e
Ascot Resources Ltd. , 144A, 7/25/26 ....................... Canada 3,300,000 23,073
a,c,d,e
Ascot Resources Ltd. , 144A, 3/13/27 ....................... Canada 61,744,100 1,204,625
a,c,d
Awale Resources Ltd. , 144A, 5/08/26 ...................... Canada 1,750,000 89,632
a,c,d,e
Heliostar Metals Ltd. , 144A, 12/08/25 ...................... Canada 1,720,833 881,778
a
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 373,484
a,c,d,e
Liberty Gold Corp. , 144A, 5/17/26 ......................... Canada 1,950,000 25,034
a,c,d,e
Liberty Gold Corp. , 144A, 4/22/27 ......................... Canada 2,444,550 66,369
a,c,d,e
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Newcore Gold Ltd. , 144A, 2/27/26 ......................... Canada 1,400,000 116,241
a
Osisko Development Corp. , ( CAD Traded), 3/27/27 ............ Canada 608,333 61,465
a,b
Osisko Development Corp. , ( USD Traded), 144A, 10/01/29 ...... Canada 985,000 743,675
a,b
Robex Resources, Inc. , 144A, 6/26/26 ...................... Canada 3,050,000 2,091,152
a,c,d
STLLR Gold, Inc. , 144A, 11/28/26 ......................... Canada 537,600 11,048
a
Talisker Resources Ltd. , 5/05/28 .......................... Canada 300,000 35,183
a,c,d
Troilus Gold Corp. , 144A, 11/20/25 ........................ Canada 2,000,000 160,897
a,c,d
Troilus Gold Corp. , 144A, 10/18/26 ........................ Canada 1,800,000 230,265
6,113,921
Precious Metals & Minerals 0.1%
a,c,d
Sierra Madre Gold and Silver Ltd. , 144A, 7/31/26 ............. Canada 3,425,000 327,681
a,c,d
TDG Gold Corp. , 144A, 7/07/26 ........................... Canada 310,000 50,346
378,027
Silver 0.0%
†
a,c,d
Silver Mines Ltd. , 144A, 6/17/26 .......................... Australia 11,766,666 84,950
a,c,d
Silver Mountain Resources, Inc. , 144A, 2/09/26 ............... Canada 1,500,000 5,412

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants a Value
a a a a a a
Warrants
(continued)
Silver (continued)
a,b
Silver Mountain Resources, Inc. , 144A, 4/24/28 ............... Canada 3,100,000 $ 156,611
246,973
Total Warrants (Cost $ 2,143 ) ..................................................
8,027,044
Total Long Term Investments (Cost $ 885,161,148 ) ...............................
1,458,323,408
a
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .... United States 19,635,328 19,635,328
Total Money Market Funds (Cost $ 19,635,328 ) ..................................
19,635,328
i
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .... United States 734,000 734,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 734,000 ) ...................................................................
734,000
Total Short Term Investments (Cost $ 20,369,328 ) ................................
20,369,328
a
Total Investments (Cost $ 905,530,476 ) 100.1% ..................................
$1,478,692,736
Other Assets, less Liabilities (0.1) % ...........................................
(1,160,685)
Net Assets 100.0% ...........................................................
$1,477,532,051
See Abbreviations on page 28 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $79,948,894, representing 5.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
A portion or all of the security is on loan at July 31, 2025. See Note 1(c).
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $760,309,958
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................................................... 145,220,518
Value - Unaffiliated issuers (Includes securities loaned of $ 727,076 ) ................................... $1,381,823,569
Value - Non-controlled affiliates (Note 3 f and 8 ) ................................................... 96,869,167
Foreign currency, at value (cost $ 10,980 ) ......................................................... 10,980
Receivables:
Investment securities sold ................................................................... 1,023,899
Capital shares sold ........................................................................ 2,642,118
Dividends ............................................................................... 70,260
Total assets .......................................................................... 1,482,439,993
Liabilities:
Payables:
Investment securities purchased .............................................................. 612,817
Capital shares redeemed ................................................................... 2,247,044
Management fees ......................................................................... 599,683
Distribution fees .......................................................................... 267,978
Transfer agent fees ........................................................................ 281,867
Trustees' fees and expenses ................................................................. 398
Payable upon return of securities loaned (Note 1 c ) .................................................. 734,000
Accrued expenses and other liabilities ........................................................... 164,155
Total liabilities ......................................................................... 4,907,942
Net assets, at value ................................................................. $1,477,532,051
Net assets consist of:
Paid-in capital ............................................................................. $1,719,063,311
Total distributable earnings (losses) ............................................................. (241,531,260)
Net assets, at value ................................................................. $1,477,532,051

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $952,565,604
Shares outstanding ........................................................................ 34,836,788
Net asset value per share
a ,b
.................................................................. $27.34
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $28.93
Class C:
Net assets, at value ....................................................................... $61,727,099
Shares outstanding ........................................................................ 2,629,037
Net asset value and maximum offering price per share
a ,b
............................................ $23.48
Class R6:
Net assets, at value ....................................................................... $93,299,220
Shares outstanding ........................................................................ 3,053,172
Net asset value and maximum offering price per share
b
............................................. $30.56
Advisor Class:
Net assets, at value ....................................................................... $369,940,128
Shares outstanding ........................................................................ 12,310,212
Net asset value and maximum offering price per share
b
............................................. $30.05
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $562,879)
Unaffiliated issuers ........................................................................ $7,888,294
Non-controlled affiliates (Note 3 f and 8 ) ......................................................... 443,204
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (26,789)
Non-controlled affiliates (Note 3 f ) ............................................................. 45,882
Total investment income ................................................................... 8,350,591
Expenses:
Management fees (Note 3 a ) ................................................................... 5,814,747
Distribution fees: (Note 3c )
Class A ................................................................................ 2,003,381
Class C ................................................................................ 528,868
Transfer agent fees: (Note 3e )
Class A ................................................................................ 845,539
Class C ................................................................................ 55,862
Class R6 ............................................................................... 43,106
Advisor Class ............................................................................ 309,775
Custodian fees ............................................................................ 41,656
Reports to shareholders fees .................................................................. 73,608
Registration and filing fees .................................................................... 125,567
Professional fees ........................................................................... 139,710
Trustees' fees and expenses .................................................................. 13,002
Other .................................................................................... 17,407
Total expenses ......................................................................... 10,012,228
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (61,731)
Net expenses ......................................................................... 9,950,497
Net investment income (loss) ............................................................ (1,599,906)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 182,142,222
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... (27,242,262)
Foreign currency transactions ................................................................ (387,299)
Net realized gain (loss) .................................................................. 154,512,661
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 353,393,981
Non-controlled affiliates (Note 3 f and 8 ) ....................................................... 20,081,940
Translation of other assets and liabilities denominated in foreign currencies .............................. 10,606
Net change in unrealized appreciation (depreciation) ............................................ 373,486,527
Net realized and unrealized gain (loss) ............................................................ 527,999,188
Net increase (decrease) in net assets resulting from operations .......................................... $526,399,282

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,599,906) $5,416,758
Net realized gain (loss) ................................................. 154,512,661 (9,983,190)
Net change in unrealized appreciation (depreciation) ........................... 373,486,527 166,611,404
Net increase (decrease) in net assets resulting from operations ................ 526,399,282 162,044,972
Distributions to shareholders:
Class A ............................................................. (76,834,420) (19,697,199)
Class C ............................................................. (5,349,182) (1,235,847)
Class R6 ............................................................ (5,380,288) (1,261,374)
Advisor Class ........................................................ (25,992,989) (6,635,570)
Total distributions to shareholders .......................................... (113,556,879) (28,829,990)
Capital share transactions: (Note 2 )
Class A ............................................................. (9,395,811) (80,574,084)
Class C ............................................................. (2,303,281) (10,103,092)
Class R6 ............................................................ 18,992,522 2,564,027
Advisor Class ........................................................ 29,388,896 (26,710,494)
Total capital share transactions ............................................ 36,682,326 (114,823,643)
Net increase (decrease) in net assets ................................... 449,524,729 18,391,339
Net assets:
Beginning of year ....................................................... 1,028,007,322 1,009,615,983
End of year ........................................................... $1,477,532,051 $1,028,007,322

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 15,970,512 $382,584,828 9,120,709 $153,264,029
Shares issued in reinvestment of distributions .......... 3,803,983 66,151,266 994,632 16,292,063
Shares redeemed ............................... (19,419,636) (458,131,905) (14,660,490) (250,130,176)
Net increase (decrease) .......................... 354,859 $(9,395,811) (4,545,149) $(80,574,084)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 668,525 $14,031,929 423,537 $6,130,685
Shares issued in reinvestment of distributions .......... 354,930 5,323,952 85,168 1,225,576
Shares redeemed
a
.............................. (1,097,136) (21,659,162) (1,199,315) (17,459,353)
Net increase (decrease) .......................... (73,681) $(2,303,281) (690,610) $(10,103,092)
Class R6 Shares:
Shares sold ................................... 2,021,699 $54,232,114 1,099,222 $20,134,209
Shares issued in reinvestment of distributions .......... 266,525 5,167,923 67,032 1,209,265
Shares redeemed ............................... (1,501,745) (40,407,515) (1,033,567) (18,779,447)
Net increase (decrease) .......................... 786,479 $18,992,522 132,687 $2,564,027
Advisor Class Shares:
Shares sold ................................... 5,356,903 $140,380,818 2,367,338 $42,716,967
Shares issued in reinvestment of distributions .......... 1,254,070 23,927,662 342,268 6,085,533
Shares redeemed ............................... (5,348,389) (134,919,584) (4,207,871) (75,512,994)
Net increase (decrease) .......................... 1,262,584 $29,388,896 (1,498,265) $(26,710,494)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.477% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended July 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$432,274 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $119,759
CDSC retained .............................................................................. $14,687
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the Fund utilized $75,470,300 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $4,363,217 $245,700,037 $(230,427,926) $— $— $19,635,328 19,635,328 $443,204
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $44,000 $48,969,000 $(48,279,000) $— $— $734,000 734,000 $45,882
Total Affiliated Securities ... $4,407,217 $294,669,037 $(278,706,926) $— $— $20,369,328 $489,086
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,736,354
Long term ................................................................................ 654,926,124
Total capital loss carryforwards ............................................................... $659,662,478
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$273,912,909 and $365,948,799, respectively.
At July 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$734,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $113,556,879 $28,829,990
Cost of investments .......................................................................... $1,164,801,715
Unrealized appreciation ........................................................................ $731,591,365
Unrealized depreciation ........................................................................ (417,700,344)
Net unrealized appreciation (depreciation) .......................................................... $313,891,021
Distributable earnings:
Undistributed ordinary income ................................................................... $104,232,067
4. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At July 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
7,155,500 Asante Gold Corp., 144A ...................... 6/30/25 $ 7,619,222 $ 7,988,081
61,744,100
a
Ascot Resources Ltd., 144A, 3/13/27 ............. 3/18/25 — 1,204,625
3,300,000
a
Ascot Resources Ltd., 144A, 7/25/26 ............. 7/26/24 — 23,073
1,750,000
b
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 89,632
3,700,000
c
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 — 246,116
25,000
d
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 58,252
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,270,395 637,231
3,449,350
e
Great Pacific Gold Corp., 144A, 7/03/28 ........... 7/07/25 — 160,351
1,720,833
f
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 881,778
2,444,550
g
Liberty Gold Corp., 144A, 4/22/27 ................ 4/23/25 — 66,369
1,950,000
g
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 25,034
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
1,400,000
h
Newcore Gold Ltd., 144A, 2/27/26 ............... 2/28/25 — 116,241
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 50,146
1,550,000
i
Probe Gold, Inc., 144A ........................ 3/31/25 1,960,321 2,349,235
3,425,000
j
Sierra Madre Gold and Silver Ltd., 144A, 7/31/26 .... 7/25/25 — 327,681
11,766,666
k
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 84,950
1,500,000
l
Silver Mountain Resources, Inc., 144A, 2/09/26 ..... 2/10/23 — 5,412
537,600
m
STLLR Gold, Inc., 144A, 11/28/26 ............... 2/09/24 — 11,048
3,130,200
n
TDG Gold Corp., 144A ........................ 6/30/25 1,379,196 1,282,738
310,000
n
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 50,346
1,000,000
o
Thesis Gold, Inc., 144A ....................... 7/01/25 762,100 646,956
1,800,000
p
Troilus Gold Corp., 144A, 10/18/26 ............... 10/18/24 — 230,265
2,000,000
p
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 160,897
17,700,000
q
Vior, Inc., 144A, 2/27/27 ....................... 2/28/25 — 159,691
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 257,031
Total Restricted Securities (Value is 1.2% of Net Assets) ............... $27,198,825 $17,113,179
a
The Fund also invests in unrestricted securities of the issuer, valued at $6,232,309 as of July 31, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,237,731 as of July 31, 2025.
c
The Fund also invests in unrestricted securities of the issuer, valued at $2,323,600 as of July 31, 2025.
d
The Fund also invests in unrestricted securities of the issuer, valued at $2,916,358 as of July 31, 2025.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,742,599 as of July 31, 2025.
f
The Fund also invests in unrestricted securities of the issuer, valued at $14,523,383 as of July 31, 2025.
g
The Fund also invests in unrestricted securities of the issuer, valued at $6,801,693 as of July 31, 2025.
h
The Fund also invests in unrestricted securities of the issuer, valued at $6,138,135 as of July 31, 2025.
i
The Fund also invests in unrestricted securities of the issuer, valued at $10,194,362 as of July 31, 2025.
j
The Fund also invests in unrestricted securities of the issuer, valued at $3,460,595 as of July 31, 2025.
k
The Fund also invests in unrestricted securities of the issuer, valued at $2,914,677 as of July 31, 2025.
l
The Fund also invests in unrestricted securities of the issuer, valued at $1,110,806 as of July 31, 2025.
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2025, investments in
“affiliated companies” were as follows:
m
The Fund also invests in unrestricted securities of the issuer, valued at $2,676,861 as of July 31, 2025.
n
The Fund also invests in unrestricted securities of the issuer, valued at $4,502,360 as of July 31, 2025.
o
The Fund also invests in unrestricted securities of the issuer, valued at $10,479,986 as of July 31, 2025.
p
The Fund also invests in unrestricted securities of the issuer, valued at $7,717,776 as of July 31, 2025.
q
The Fund also invests in unrestricted securities of the issuer, valued at $1,405,167 as of July 31, 2025.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd. ... $ 10,447,840 $ 13,144,827
a
$ (4,221,504)
a
$ — $ (13,138,854) $ 6,232,309 123,364,100 $ —
Ascot Resources Ltd.,
144A ............ 933,762 — (1,033,352)
a
— 99,590 —
b
— —
Ascot Resources Ltd.,
144A, 7/25/26 ...... 371,729 — — — (348,656) 23,073 3,300,000 —
Ascot Resources Ltd.,
144A, 3/13/27 ...... — — — — 1,204,625 1,204,625 61,744,100 —
Aurion Resources Ltd. .. . 3,031,466 229,025 (244,641)
a
— 1,246,022 4,261,872 7,475,000 —
Awale Resources Ltd. ... 1,456,875 — — — —
c
—
c
—
c
—
Awale Resources Ltd.,
144A, 5/08/26 ...... 246,601 — — — —
c
—
c
—
c
—
Banyan Gold Corp. .... 3,098,345 — — — 2,386,427 5,484,772 22,517,629 —
Falcon Metals Ltd. ..... 1,809,611 — (182,565) (20,651) —
c
—
c
—
c
—
Geopacific Resources Ltd. 948,837 1,213,724 (174,772) (19,994,316) —
c
—
c
—
c
—
Heliostar Metals Ltd. .... 4,133,505 228,540
a
— — 10,161,338 14,523,383 17,967,500 —
Heliostar Metals Ltd., 144A 266,310 — (228,540)
a
— (37,770) —
b
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ...... 4,018 — — — (4,018) —
b
— —
Heliostar Metals Ltd.,
144A, 12/08/25 ..... 105,965 — — — 775,813 881,778 1,720,833 —
Integra Resources Corp.,
(CAD Traded) ...... 4,050,980 2,901,346
a
— — —
c
—
c
—
c
—
Integra Resources Corp.,
(USD Traded) ...... 686,868 — — — —
c
—
c
—
c
—
Integra Resources Corp.,
3/13/27 ........... 170,185 — — — —
c
—
c
—
c
—
Liberty Gold Corp. ..... 1,100,343 — (1,003,197)
a
— (97,146) —
b
— —
Liberty Gold Corp. . .... 4,848,621 — — — (841,597) 4,007,024 16,329,800 —
7. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Liberty Gold Corp., 144A . $ 771,988 $ 2,169,415
a
$ — $ — $ (146,734) $ 2,794,669 11,389,100 $ —
Liberty Gold Corp., 144A,
5/17/26 ........... 139,760 — — — (114,726) 25,034 1,950,000 —
Liberty Gold Corp., 144A,
4/22/27 ........... — — — — 66,369 66,369 2,444,550 —
Monarch Mining Corp. .. — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ...... — — — — — — 6,000,000 —
Newcore Gold Ltd. ..... 2,970,272 716,413
a
(93,553) (18,225) 2,563,228 6,138,135 15,187,500 —
Newcore Gold Ltd., 144A,
2/27/26 ........... — — — — 116,241 116,241 1,400,000 —
O3 Mining, Inc. ....... 4,395,119 1,394,271
a
(7,802,816) (2,233,816) 4,247,242 —
b
— —
Onyx Gold Corp ....... 225,948 136,183 — — —
c
—
c
—
c
—
Onyx Gold Corp. ...... 243,458 — — — —
c
—
c
—
c
—
Onyx Gold Corp., 144A,
7/06/25 ........... 16,116 — — — (16,116) —
b
— —
Pantoro Gold Ltd. ..... 18,712,673 — (11,463,892) (5,317,897) —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (CAD Traded) ... 5,363,734 — (1,878,374) 114,268 —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded) ... 3,765,283 — (235,353) (14,646) —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded),
144A ............ 60,744 — — — —
c
—
c
—
c
—
RTG Mining, Inc. ...... 120,729 — — — (45,532) 75,197 4,167,708 —
RTG Mining, Inc., 144A,
9/08/24 ........... 447 — — — (447) —
b
— —
RTG Mining, Inc., CDI ... 2,265,249 — — — (886,972) 1,378,277 82,487,582 —
Saturn Metals Ltd. ..... 1,618,148 1,666,885
a
— — 3,896,727 7,181,760 26,336,957 —
Silver Mountain
Resources, Inc. ..... 679,292 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc., 2/09/26 5,431 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc., 4/24/28 33,675 — — — —
c
—
c
—
c
—
Silver Tiger Metals, Inc. .. 618,749 — (459,967) 259,523 574,640 992,945 2,501,500 —
Silver Tiger Metals, Inc.,
144A ............ 3,736,829 810,669 (219,211) (16,502) 5,416,618 9,728,403 24,508,500 —
Talisker Resources Ltd. .. 1,586,849 216,724
a
— — —
c
—
c
—
c
—
Talisker Resources Ltd.,
144A, 2/11/25 ...... 39 — — — (39) —
b
— —
TDG Gold Corp. ...... 180,758 957,221 — — —
c
—
c
—
c
—
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
TDG Gold Corp., 144A,
7/07/26 ........... $ 3,589 $ — $ — $ — $ —
c
$ —
c
—
c
$ —
TDG Gold Corp., 144A. .. 466,669 — — — —
c
—
c
—
c
—
Thesis Gold, Inc. ...... 4,513,882 11,303,337
a
(8,308,572)
a
— 2,971,339 10,479,986 15,614,053 —
Thesis Gold, Inc. . ..... 614,199 — (768,151)
a
— 153,952 —
b
— —
Thesis Gold, Inc., 144A .. — 762,100 — — (115,144) 646,956 1,000,000 —
Troilus Gold Corp. ..... 4,049,770 928,347 — — —
c
—
c
—
c
—
Troilus Gold Corp., 144A,
11/20/25 .......... 69,708 — — — —
c
—
c
—
c
—
Wiluna Mining Corp. Ltd. . 261,511 — — — (4,480) 257,031 19,510,000 —
Total Affiliated Securities
(Value is 5.2% of Net
Assets) ........... $95,202,479 $38,779,027 $(38,318,460) $(27,242,262) $20,081,940 $76,499,839 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of July 31, 2025, no longer held by the fund.
c
As of July 31, 2025, no longer an affiliate.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At July 31, 2025 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 10,051,433 $ — $ — $ 10,051,433
Diversified Metals & Mining ............... 96,371,611 15,588,505 50,146 112,010,262
Environmental & Facilities Services ......... 87,400 — — 87,400
Gold ................................ 826,489,938 370,489,205 11,231,578
a
1,208,210,721
Precious Metals & Minerals ............... 40,511,219 25,110,900 2,424,380 68,046,499
Research & Consulting Services ........... — 1,508,126 — 1,508,126
Silver ............................... 47,041,423 2,914,677 — 49,956,100
Rights ................................ 425,823 — — 425,823
Warrants :
Diversified Metals & Mining ............... — — 1,288,123 1,288,123
Gold ................................ 3,304,959 — 2,808,962
a
6,113,921
Precious Metals & Minerals ............... — — 378,027 378,027
Silver ............................... 156,611 — 90,362 246,973
Short Term Investments ................... 20,369,328 — — 20,369,328
Total Investments in Securities ........... $1,044,809,745 $415,611,413
b
$18,271,578 $1,478,692,736
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $399,107,472, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 221,567 $ — $ —
e
$ — $ (94,145) $ — $ — $ (77,276) $ 50,146 $ (874)
Gold ............ 7,294,790
e
9,579,542 (6,765,901) — (233,642) — (2,019,967) 3,376,756 11,231,578
e
860,068
Precious Metals &
Minerals ........ 614,199 2,141,295
e
(768,151) — — — — 437,037 2,424,380 283,084
Warrants
Diversified Metals &
Mining ......... 1,164,593 2,143
e
—
e
— — — — 121,387 1,288,123 1,142,753
Gold ............ 4,873,459
e
—
e
—
e
— (2,283,812) — — 219,315 2,808,962
e
1,828,281
Precious Metals &
Minerals ........ 3,589
e
—
e
—
e
— — — — 374,438 378,027 374,438
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2025, are as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants (continued)
Silver ............ $ — $ —
e
$ — $ 5,431 $ — $ — $ — $ 84,931 $ 90,362 $ 84,931
Total Investments in Securities . $14,172,197 $11,722,980 $(7,534,052) $5,431 $(2,611,599) — (2,019,967) 4,536,588 $18,271,578 4,572,681
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Gold. . . . . . . . . . . . $7,988,081 Discount for lack of
marketability
Asset Price $1.6* Increase
Discount for lack of
marketability
4.5% Decrease
All Other Investments . . . . 10,283,497
b,c
Total . . . . . . . . . . . . . .
............
$18,271,578
*CAD
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
11. Operating Segments
(continued)

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July
31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent, private placement agent and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2025 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $444,614
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,170,089
Section 163(j) Interest Earned §163(j) $419,832
Amount Reported
Foreign Taxes Paid $562,879
Foreign Source Income Earned $6,764,441

Franklin Gold and Precious Metals Fund

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Gold and Precious Metals Fund

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional precious metals equity funds.
The Board noted that the Fund’s annualized total return for the one- and five-year periods was above the median of its
Performance Universe, but for the three- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

Franklin Gold and Precious Metals Fund

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Annual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and nine other precious metals equity funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments

Franklin Gold and Precious Metals Fund

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Annual Report
the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4301-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Gold and Precious Metals Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2025